CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                 March 18, 2016


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

       Re:             First Trust Exchange-Traded Fund VI
                      (File Nos. 333-182308 and 811-22717)
                -------------------------------------------------

 Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VI (the "Registrant"), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the amendment to the Registration Statement on Form N-1A filed on March 16, 2016 (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Dorsey Wright Dynamic Focus 5 ETF, a series of the Registrant. Post-Effective Amendment No. 62 was filed electronically with the Securities and Exchange Commission on March 16, 2016.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                                  Very truly yours,

                                                  CHAPMAN AND CUTLER LLP


                                                  By: /s/ Morrison C. Warren
                                                      --------------------------
                                                          Morrison C. Warren
Enclosures